Finance Lease Receivable - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Weighted average interest rate implicit	7.80%	8.00%	7.50%
Bottom of range [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease maturity term	3 years	3 years
Top of range [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease maturity term	10 years	10 years